MUNICIPAL ADVANTAGE FUND INC.

                                                               February 23, 1996

Dear Shareholder:

     The Municipal Advantage Fund had a strong first fiscal quarter ended January 31, 1996, benefiting from its use of leverage in a rising bond market. The Fund significantly outperformed the widely followed municipal bond market indices and continued to meet its objective of providing a high level of income exempt from regular federal income tax.

     The Fund paid monthly dividends of 6 1/2 cents per common share, or a total of 19 1/2 cents per share in the quarter. Its total return (dividends plus price appreciation) was 5.4% in the quarter, based on the net asset value (NAV) per common share and assuming reinvestment of dividends. This return was well above the total return of 3.4% for the Lehman Brothers Municipal Bond Index, a popular benchmark.

     The Fund's performance also surpassed the average total return on NAV of 4.6% for the leveraged closed-end municipal bond funds monitored by Lipper Analytical Services, Inc. The Fund's return on NAV ranked 15th best among the 64 funds in this Lipper universe.

     Based on the market price of the common shares on the New York Stock Exchange, the Fund delivered a total return of 7.1% in the quarter, assuming reinvestment of dividends, more than double the return of the Lehman index. The Fund's discount (the amount the market price is below NAV) narrowed to 14.5% as of January 31, 1996. Nearly all closed-end municipal bond funds continue to trade at discounts to NAV. As we have said in the past, owners of the Fund's common shares might wish to capitalize on the Fund's discount by reinvesting dividends, as a great many of our shareholders do.

     During the quarter, we continued our active program to rebalance the portfolio as bond prices increased. The objective of this program is to sell certain bonds as they reach or exceed par value and reinvest the proceeds in bonds selling at a discount to par. In this way, we have maintained a position in quality long-term discount securities, which have been among the market's top performers in recent months.

PREFERRED STOCK COSTS

     The Fund is leveraged by its outstanding issue of auction rate preferred stock. Dividend costs on the preferred stock came down steadily during the quarter, as a result of declining short-term interest rates, benefiting the Fund. At the latest auction on February 5, 1996, the Fund sold 28-day auction rate preferred stock at an annual rate of 3.48%, down from 3.80% on the previous auction.

     Our primary purpose in using leverage is to increase the Fund's yield: proceeds from the preferred stock are invested in municipal bonds that yield more than the cost of the preferred, and the Fund realizes the difference. Also, the use of leverage offers common shareholders the prospect of accelerated capital appreciation in a rising bond market. Leverage can, however, add to losses in a declining market.

PORTFOLIO PROFILE

     We seek to control risk and generate high returns by investing in a diversified portfolio of quality tax-exempt securities. As of January 31, 1996, 82.9% of the Fund's assets were invested in securities rated A or better by Standard & Poor's or Moody's. The five largest market sectors in the portfolio as of January 31, 1996 were: health and hospital, 20.7%; housing, 18.5%; general obligation, 12.7%; power and utility, 9.7%; and water and sewer, 9.0%. The five largest portfolio positions by state were: New York, 16.7%; Illinois, 9.7%; Texas, 6.7%; California, 6.3%; and Nevada, 5.9%. The average maturity of the portfolio was 21 years.

YIELD AT QUARTER'S END

     The Fund continues to pay an attractive tax-exempt yield on its common shares. This yield was 6.4% as of January 31, 1996, based on the $12.25 per share January 31 closing price on the New York Stock Exchange and the annualized monthly dividend rate. For an investor in the top federal tax bracket of 39.6%, this yield was equivalent to 10.6% on a taxable basis, a very positive real return above inflation.

     We wish to remind you that a recorded periodic update, reviewing the municipal bond markets and containing specific information regarding the Fund, including top holdings, asset allocation, NAV, performance and other information, is available by calling (800) 421-4777.

     We at the Fund, along with the Fund's manager, Advantage Advisers, Inc., and its adviser, OpCap Advisors, thank you for your continued confidence and support. We remain dedicated to serving your investment needs.

                                           Sincerely,


                                           /s/ Mark C. Biderman
                                           ---------------------
                                           Mark C. Biderman
                                           President

                         MUNICIPAL ADVANTAGE FUND INC.
                      SCHEDULE OF INVESTMENTS (UNAUDITED)
                                JANUARY 31, 1996

Principal                                            Credit Rating
  Amount                                             (Moody's/S&P)    Value (A)
--------------------------------------------------------------------------------
            LONG-TERM INVESTMENTS--98.4%
            ALABAMA--2.0%
$1,200,000  Birmingham General Obligation Notes,
              5.625%, 4/1/13........................     A1/AA      $  1,231,884
 2,000,000  DCH Health Care Authority, Health Care
              Facilities Revenue,
              5.70%, 6/1/15.........................     A1/A+         1,960,820
                                                                    ------------
                                                                       3,192,704
                                                                    ------------
            CALIFORNIA--6.3%
 1,000,000  Burbank Redevelopment Agency,
              6.00%, 12/1/13........................    Baa1/A-        1,002,850
 2,500,000  California Health Facilities Financing
              Authority Revenue,
              6.25%, 3/1/21.........................    Aa3/AA         2,613,100
            California State Public Works Board,
              Lease Revenue,
 1,690,000    5.625%, 5/1/20........................    Aaa/AAA        1,705,971
 1,000,000    6.30%, 10/1/10........................      A/A-         1,072,160
 1,000,000  Madera County Certificates of
              Participation (MBIA insured),
              6.125%, 3/15/23.......................    Aaa/AAA        1,064,260
 1,000,000  San Francisco City & County
              Certificates of Participation
              (CGIC insured),
              5.60%, 4/1/16.........................    Aaa/AAA        1,009,840
 1,500,000  Student Education Loan Marketing
              Corporation, Student Loan Revenue,
              7.00%, 7/1/10.........................      NR/A         1,586,970
                                                                    ------------
                                                                      10,055,151
                                                                    ------------
            COLORADO--4.3%
 3,085,000  Colorado Health Facilities Authority
              Revenue (MBIA insured),
              5.95%, 5/15/12........................    Aaa/AAA        3,276,363
            Denver City & County Airport Revenue
              (MBIA insured),
 1,500,000    5.60%, 11/15/25.......................    Aaa/AAA        1,491,255
 2,000,000    5.75%, 11/15/17.......................    Aaa/AAA        2,022,000
                                                                    ------------
                                                                       6,789,618
                                                                    ------------

            DELAWARE--1.0%
 1,500,000  University of Delaware, Housing &
              Dining Systems Revenue,
              5.50%, 11/1/15........................     NR/AA+        1,512,255
                                                                    ------------

            FLORIDA--.6%
 1,000,000  Florida State Board of Education,
              5.00%, 6/1/20.........................     Aa/AA           953,920
                                                                    ------------
            GEORGIA--1.5%
 1,000,000  Savannah Hospital Authority Revenue,
            6.125%, 7/1/12.........................      A/NR          1,041,670

                         MUNICIPAL ADVANTAGE FUND INC.
                 SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
                                JANUARY 31, 1996

Principal                                            Credit Rating
  Amount                                             (Moody's/S&P)    Value (A)
--------------------------------------------------------------------------------
            LONG-TERM INVESTMENTS (CONT'D)
            GEORGIA (CONT'D)
$1,260,000  Toombs County Hospital Authority
              Revenue,
            7.00%, 12/1/17.........................      NR/BBB     $  1,289,786
                                                                    ------------
                                                                       2,331,456
                                                                    ------------
            ILLINOIS--9.7%
 2,500,000  Arlington Heights General Obligation
              Notes,
              5.65%, 12/1/14.......................       Aa/NR        2,554,975
 2,000,000  Chicago General Obligation Notes (FGIC
              insured),
              5.625%, 1/1/23.......................      Aaa/AAA       2,015,920
 3,500,000  Du Page Water Commission, Water
              Revenue,
              5.25%, 5/1/14........................       Aa/AA        3,502,240
            Illinois Health Facilities Authority
              Revenue,
 1,000,000    6.00%, 2/15/19.......................        A/A           998,730
 2,855,000    9.00%, 11/15/15......................      Baa1/BBB      3,305,176
 2,985,000  Illinois Housing Development Authority
              Revenue,
              6.70%, 8/1/25........................       Aa/AA        3,082,669
                                                                    ------------
                                                                      15,459,710
                                                                    ------------

            KENTUCKY--.7%
 1,000,000  Louisville & Jefferson Counties
              Metropolitan Sewer District
              (AMBAC insured),
              6.50%, 5/15/24.......................      Aaa/AAA       1,117,730
                                                                    ------------
            MAINE--1.7%
 1,700,000  Maine Municipal Bond Bank,
              5.80%, 11/1/20.......................       Aa/A+        1,716,915
 1,000,000  Maine State Housing Authority, Mortgage
              Purchase,
              7.55%, 11/15/22......................       A1/AA-       1,058,560
                                                                    ------------
                                                                       2,775,475
                                                                    ------------
            MARYLAND--1.3%
 2,000,000  Maryland State Community Development
              Administration (FHA insured),
              7.60%, 4/1/23........................       Aa/NR        2,108,980
                                                                    ------------
            MASSACHUSETTS--2.7%
 2,250,000  Massachusetts State Health & Education
              Facilities Authority Revenue,
              6.25%, 12/1/22.......................        A1/A        2,321,977
 2,000,000  Massachusetts State Water Resource
              Authority,
              5.25%, 3/1/13........................        A/A         1,975,480
                                                                    ------------
                                                                       4,297,457
                                                                    ------------

                         MUNICIPAL ADVANTAGE FUND INC.
                 SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
                                JANUARY 31, 1996

Principal                                            Credit Rating
  Amount                                             (Moody's/S&P)   Value (A)
--------------------------------------------------------------------------------
            LONG-TERM INVESTMENTS (CONT'D)
            MICHIGAN--5.3%
$1,700,000  Dearborn School District,
              6.00%, 5/1/14........................     Aa/AA       $  1,771,604
 1,000,000  Ferndale School District (FGIC
              insured),
              5.375%, 5/1/21.......................    Aaa/AAA           991,040
 1,000,000  Grand Rapids Water Supply Systems
              Revenue (FGIC insured),
              6.50%, 1/1/15........................    Aaa/AAA         1,077,580
            Michigan State Hospital Finance
              Authority Revenue,
 2,490,000    5.375%, 10/15/13.....................     A1/NR          2,405,664
 2,000,000    8.125%, 10/1/21......................    Baa/BBB         2,238,020

                                                                    ------------
                                                                       8,483,908
                                                                    ------------
            MINNESOTA--5.2%
            Minnesota State Housing Finance Agency,
 1,650,000    6.00%, 2/1/14........................     NR/AA+         1,678,660
 3,950,000    6.10%, 8/1/22........................     NR/AA+         3,998,230
 2,500,000    6.25%, 8/1/22........................     NR/AA+         2,525,200
                                                                    ------------
                                                                       8,202,090
                                                                    ------------
            NEVADA--5.9%
 2,000,000  Clark County General Obligation Notes
              (MBIA insured),
              6.00%, 6/1/13........................    Aaa/AAA         2,146,020
            Clark County Passenger Facility Charge
              Revenue (MBIA insured),
 1,500,000    5.75%, 7/1/23........................    Aaa/AAA         1,516,185
 4,000,000    6.00%, 7/1/17........................    Aaa/AAA         4,184,960
 1,540,000  Nevada Housing Division,
              5.85%, 10/1/15.......................     Aa/NR          1,544,543
                                                                    ------------
                                                                       9,391,708
                                                                    ------------
            NEW HAMPSHIRE--1.9%
 1,000,000  New Hampshire Higher Educational &
              Health Facilities Authority Revenue,
              6.125%, 10/1/13......................     Baa/NR           983,490
            New Hampshire State Housing Finance
              Authority,
 1,000,000    6.50%, 7/1/14........................     Aa/NR          1,028,340
 1,000,000    6.90%, 7/1/19........................     Aa/NR          1,049,930
                                                                    ------------
                                                                       3,061,760
                                                                    ------------
            NEW YORK--16.7%
 2,000,000  Metropolitan Transportation Authority,
              Transportation Facilities Revenue,
              6.00%, 7/1/14........................    Baa/BBB+        2,028,600

                         MUNICIPAL ADVANTAGE FUND INC.
                 SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
                                JANUARY 31, 1996


Principal                                           Credit Rating
  Amount                                            (Moody's/S&P)     Value (A)
--------------------------------------------------------------------------------
            LONG-TERM INVESTMENTS (CONT'D)
            NEW YORK (CONT'D)
            New York City General Obligation Notes,
$  300,000    5.75%, 2/1/12........................   Baa1/BBB+     $    294,468
 1,300,000    6.00%, 8/1/09........................   Baa1/BBB+        1,300,936
 2,000,000    6.00%, 5/15/10.......................   Baa1/BBB+        1,995,980
 1,000,000    6.00%, 2/1/11........................   Baa1/BBB+        1,005,950
 1,000,000    6.95%, 8/15/12 (MBIA insured)........    Aaa/AAA         1,145,970
 2,270,000    7.00%, 10/1/09.......................   Baa1/BBB+        2,461,520
 2,000,000  New York City Industrial Development
              Agency, Special Facilities Revenue,
              6.125%, 1/1/24.......................      A/A           2,033,300
 3,550,000  New York City Municipal Water Finance
              Authority, Water & Sewer Systems
              Revenue,
              6.00%, 6/15/25.......................      A/A-          3,683,125
            New York State Dormitory Authority
              Revenues,
 1,500,000    5.75%, 5/15/24.......................   Baa1/BBB+        1,485,375
   500,000    6.25%, 7/1/25........................   Baa1/BBB-          521,110
 1,500,000    6.75%, 7/1/24 (MBIA insured).........    Aaa/AAA         1,701,585
 1,000,000    7.65%, 8/1/30 (FHA insured)..........     NR/AAA         1,126,810
            New York State Local Government
              Assistance Corporation,
 1,000,000    5.50%, 4/1/18........................      A/A             986,060
 1,500,000    6.50%, 4/1/20........................      A/A           1,625,160
 1,000,000  New York State Medical Care Facilities,
              Finance Agency Revenue,
              6.50%, 8/15/24.......................   Baa1/BBB+        1,055,400
 1,000,000  New York State Thruway Authority,
              Service Contract Revenue,
              5.875%, 4/1/14.......................    Baa1/BBB        1,004,840
            New York State Urban Development
              Corporation, Correctional Capital
              Facility,
   500,000    5.375%, 1/1/25.......................    Baa1/BBB          476,400
   565,000    5.625%, 1/1/07.......................    Baa1/BBB          571,882
                                                                    ------------
                                                                      26,504,471
                                                                    ------------
            NORTH CAROLINA--2.4%
 3,700,000  North Carolina Municipal Power Agency,
              No. 1 Catawba Electric Revenue (MBIA
              insured),
              5.75%, 1/1/15........................    Aaa/AAA         3,765,194

                                                                    ------------
            OHIO--1.6%
 2,500,000  Lucas County Hospital Revenue (MBIA
              insured),
              5.09%, 8/15/14 (B)...................    Aaa/AAA         2,483,250
                                                                    ------------
            PENNSYLVANIA--3.0%
 4,600,000  Philadelphia Hospital & Higher
              Education Facilities Authority,
              Hospital Revenue,
              6.60%, 7/1/10........................     NR/BBB         4,685,468
                                                                    ------------

                         MUNICIPAL ADVANTAGE FUND INC.
                 SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
                                JANUARY 31, 1996


Principal                                            Credit Rating
  Amount                                             (Moody's/S&P)   Value (A)
--------------------------------------------------------------------------------
            LONG-TERM INVESTMENTS (CONT'D)
            SOUTH CAROLINA--1.5%
$1,000,000  Greenville County Public Facilities
              Corporation (AMBAC insured),
              5.70%, 4/1/17........................    Aaa/AAA      $  1,021,460
 1,450,000  York County Industrial Revenue,
              5.70%, 1/1/24........................     A2/A+          1,422,131
                                                                    ------------
                                                                       2,443,591
                                                                    ------------
            TENNESSEE--3.5%
 2,020,000  Shelby County General Obligation Notes,
              5.80%, 4/1/19........................     Aa/AA+         2,119,788
 3,410,000  Tennessee Housing Development Agency,
              Mortgage Finance,
              5.90%, 7/1/18........................     A1/A+          3,441,679
                                                                    ------------
                                                                       5,561,467
                                                                    ------------
            TEXAS--6.4%
 1,000,000  Austin Hotel Occupancy Tax Revenue
              (AMBAC insured),
              5.125%, 11/15/19.....................    Aaa/AAA           969,840
 1,500,000  Brownsville Utility System Revenue
              (AMBAC insured),
              5.25%, 9/1/15........................    Aaa/AAA         1,483,650
 1,000,000  Harris County Toll Road Subordinated
              Lien,
              6.50%, 8/15/15.......................     Aa/AA-         1,089,630
            Houston Water Conveyance System,
              Contract Certificates of
              Participation (AMBAC insured),
 1,000,000    6.25%, 12/15/14......................    Aaa/AAA         1,144,840
 1,400,000    7.50%, 12/15/15......................    Aaa/AAA         1,814,442
 3,500,000  San Antonio Electric & Gas Revenue,
              6.00%, 2/1/14........................     Aa1/AA         3,633,735
                                                                    ------------
                                                                      10,136,137
                                                                    ------------

            UTAH--1.1%
            Utah Housing Finance Agency (FHA
              insured),
 1,145,000    6.35%, 7/1/11........................     Aa/NR          1,188,212
   480,000    6.55%, 7/1/26........................     Aa/NR            498,317
                                                                    ------------
                                                                       1,686,529
                                                                    ------------
            VERMONT--1.1%
 1,690,000  Vermont Housing Finance Agency (FHA
              insured),
              7.85%, 12/1/29.......................     A1/A-          1,787,293
                                                                    ------------

            VIRGINIA--2.7%
 4,200,000  Virginia Housing Development Authority,
              6.50%, 1/1/13........................    Aa1/AA+         4,366,152
                                                                    ------------

            WASHINGTON--4.6%
 1,000,000  King County School District No. 415,
              6.45%, 12/1/12.......................     A1/AA-         1,096,030

                         MUNICIPAL ADVANTAGE FUND INC.
                 SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)
                                JANUARY 31, 1996


Principal                                            Credit Rating
  Amount                                             (Moody's/S&P)   Value (A)
--------------------------------------------------------------------------------
            LONG-TERM INVESTMENTS (CONT'D)
            WASHINGTON (CONT'D)
$1,160,000  Seattle Museum Development Authority,
              6.30%, 7/1/13........................    Aa1/AA+      $  1,244,390
 5,000,000  Washington State Public Power Supply
              Systems, Nuclear Project No. 1
              Revenue (MBIA insured),
              5.60%, 7/1/15........................    Aaa/AAA         5,007,000
                                                                    ------------
                                                                       7,347,420
                                                                    ------------
            WISCONSIN--1.3%
 2,000,000  Janesville Pollution Control Revenue,
              5.55%, 4/1/09........................     A3/A-          1,997,980
                                                                    ------------

            PUERTO RICO--2.4%
 2,565,000  Puerto Rico Commonwealth Highway &
              Transportation Authority, Highway
              Revenue,
              5.75%, 7/1/18........................     Baa1/A         2,552,072
 1,250,000  Puerto Rico Electric Power Authority,
              Power Revenue,
              6.00%, 7/1/15........................     Baa1/A-        1,295,963
                                                                    ------------
                                                                       3,848,035
                                                                    ------------
            Total Long-Term Investments (cost -
              $149,948,872)........................                 $156,346,909
                                                                    ------------
            SHORT-TERM INVESTMENTS--.5%
            DELAWARE--.2%
  $300,000  Delaware State Economic Development
              Authority Revenue, VRDN*,
              3.90%, 2/1/96........................   VMIG1/A-1     $    300,000
                                                                    ------------
            TEXAS--.3%
   500,000  Harris County Industrial Development
              Corporation, Pollution Control
              Revenue, VRDN*,
              3.60%, 2/1/96........................    Aaa/A-1+          500,000
                                                                    ------------
            Total Short-Term Investments (cost -
              $800,000)............................                 $    800,000
                                                                    ------------
            Total Investments (cost -
              $150,748,872)........................     98.9%       $157,146,909
            Other Assets in Excess of Other
              Liabilities..........................      1.1           1,776,284
                                                                    ------------
            Total Net Assets.......................     100.0%      $158,923,193
                                                                    ------------
                                                                    ------------
--------------------------------------------------------------------------------
(A) Investment debt securities are valued each week by an independent pricing service as approved by the Board of Directors.

(B) Security has an embedded interest rate cap which creates a variable coupon. The coupon rate (which cannot exceed 8.00% nor decline below 5.09%) is linked to changes in the PSA (Public Securities Association) index.

 * Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). Maturity shown is date of next rate change.

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

                                                             Quarterly Report
                                                             January 31, 1996

Municipal Advantage Fund Inc.

Directors and Principal Officers

Mark C. Biderman
  Director, Chairman of the Board and President

Raymond D. Horton
  Director

Robert L. Rosen
  Director

Jeswald W. Salacuse
  Director

Robert I. Kleinberg
  Director and Secretary

Robert A. Blum
  Assistant Secretary



Investment Manager

Advantage Advisers, Inc.
One World Financial Center
New York, NY 10281


Investment Adviser

OpCap Advisors
One World Financial Center
New York, NY 10281


Transfer Agent, Dividend Paying Agent and Registrar

BostonEquiServe L.P.
Post Office Box 8200
Boston, MA 02266



Independent Accountants

Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036


This report, including the financial information herein, is transmitted to the shareholders of Municipal Advantage Fund Inc. for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.


Municipal Advantage Fund Inc.